Related Party Transactions - Remuneration of key management (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions
Short-term remuneration & compensation	€ 635	€ 751	€ 1,140	€ 1,425
Post-employment benefits	21	14	39	35
Share based payment	687	229	904	554
Total	€ 1,343	€ 994	€ 2,083	€ 2,014